Equity Transactions (Details) - Schedule of Share Repurchase Program - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Dec. 31, 2022
Schedule of Share Repurchase Program [Line Items]
Shares purchased,Total							376,822
Average cost per share,Total	$ 0.62						$ 0.62
Amount,Total							$ 141
Common Stock [Member]
Schedule of Share Repurchase Program [Line Items]
Shares purchased,Total		171,371	58,993	63,365	28,919	54,174
Average cost per share,Total		$ 0.19	$ 0.34	$ 0.5	$ 0.52	$ 0.8
Amount,Total		$ 31	$ 20	$ 32	$ 15	$ 43